Note 16 - Pension Plan - Changes in Plan Assets (Details) - Pension Plan [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of plan assets	$ 33,016	$ 30,627
Expected net return on plan assets	640	787
Employer	609	603
Plan participants	308	336
Benefits paid	(495)	(438)
Other costs	(72)	(168)
Foreign exchange	4,658	(916)
Expected fair value of plan assets - December 31	38,664	30,831
Actuarial gain, net of foreign exchange	149	2,185
Fair value of plan assets	$ 38,813	$ 33,016